Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

The Group has evaluated all events or transactions that occurred after December 31, 2025, up through May 15, 2026. During the period, the Company did not have any material subsequent events other than disclosed below.

On January 23, 2026, the Group transferred the legal title of a 51% equity interest in Concorde Security Sdn. Bhd. (“CSSB”), its wholly owned subsidiary to a third-party investor. Notwithstanding the reduction in shareholding, the Group retained control over the subsidiary’s business and operations, and accordingly, CSSB continues to be consolidated in the Group’s financial statements.

On March 30, 2026, CSSB entered into seven (7) separate Sale and Purchase Agreements with Premier Elite Marketing Sdn. Bhd., an independent third party, to acquire seven (7) units of three-storey mixed commercial buildings located in Johor, Malaysia. The aggregate consideration for the seven (7) units is 600,000 Class A ordinary shares of the Company, to be issued to the vendor’s nominee and subject to a three (3) month lock-up. As of the date of this filing, the 600,000 Class A ordinary shares have not yet been issued, and the assets have yet to be acquired. The transaction remains subject to completion conditions, including share registration and regulatory consent.

On February 3, 2026, Concorde International Group Ltd. (“CIGL”) entered into an Agreement and Plan of Merger with YOOV Group Holding Limited (“YOOV”) under the BVI Companies Act, 2004 (as revised), valuing YOOV at an equity value of US$600 million on a fully diluted basis.

The transaction was completed on March 18, 2026, pursuant to the Merger Agreement and a related waiver agreement, following which YOOV became a wholly owned subsidiary of CIGL. In connection with the closing, CIGL issued 200,000,000 new Class A ordinary shares to YOOV shareholders. Immediately after completion, CIGL had a total of 226,985,468 outstanding ordinary shares, comprising 206,674,356 Class A ordinary shares and 20,311,112 Class B ordinary shares.